Related party transactions - Summary of Related Party Transactions Outstanding (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Amounts owed by related parties	£ 65	£ 105
Amounts owed to related parties	£ (171)	£ (126)